Description of the Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates    In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ from those estimates.

An estimate that is particularly susceptible to change relates to the determination of the allowance for loan losses. Management believes that the allowance for loan losses is appropriate to cover probable losses inherent in the portfolio at the date of the balance sheet. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses. Such agencies may require additions to the allowance based on their judgment about information available to them at the time of their examination.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.
Securities

Securities    Securities are accounted for according to their purpose and holding period. The Company classifies its debt and equity securities in one of three categories:

Trading Securities    Securities held principally for resale in the near term are classified as trading securities and are recorded at their fair values. Unrealized gains and losses on trading securities are included in other income.

Securities Held to Maturity    Securities that the Company has the positive intent and ability to hold to maturity are reported at cost and adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities held to maturity reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Securities Available for Sale    Securities available for sale consist of securities not classified as trading securities or as securities held to maturity. They include securities that management intends to use as part of its asset/liability strategy or that may be sold in response to changes in interest rates, changes in prepayment risk, or similar factors. Unrealized gains and losses, net of income taxes, are reported as a separate component of stockholders’ equity until realized. Gains and losses on the sale of securities available for sale are determined using the specific identification method and recognized on the trade date. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities available for sale reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Management monitors the investment security portfolio for impairment on an individual security basis and has a process in place to identify securities that could potentially have a credit impairment that is other than temporary. This process involves analyzing the length of time and extent to which the fair value has been less than the amortized cost basis, the market liquidity for the security, the financial condition and near-term prospects of the issuer, expected cash flows, and the Company’s intent and ability to hold the investment for a period of time sufficient to recover the temporary loss, including determining whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. To the extent it is determined that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Loans Held for Sale

Loans Held for Sale    Mortgage loans originated or purchased which are intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net fees and costs associated with acquiring or originating loans held for sale are deferred and included in the basis of the loan in determining the gain or loss on the sale of the loans. Gains on the sale of loans are recognized on the settlement date. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans Receivable, net

Loans Receivable, net    Loans receivable, net are carried at amortized cost. Loan origination fees received, net of certain loan origination costs, are deferred as an adjustment to the carrying value of the related loans, and are amortized into income using the interest method over the estimated life of the loans.

Premiums and discounts on purchased loans are amortized into interest income using the interest method over the period to contractual maturity, adjusted for estimated prepayments.

The allowance for loan losses is maintained at an amount considered to be appropriate by management to provide for probable losses inherent in the loan portfolio as of the balance sheet dates. The allowance for loan losses is based on a quarterly analysis of the loan portfolio. In this analysis, management considers factors including, but not limited to, specific occurrences which include loan impairment, changes in the size of the portfolios, general economic conditions, demand for single family homes, demand for commercial real estate and building lots, loan portfolio composition and historical loss experience. In connection with the determination of the allowance for loan losses, management obtains independent appraisals for significant properties or other collateral securing delinquent loans. The allowance for loan losses is established for known problem loans, as well as for loans which are not currently known to require an allowance. Loans are charged off to the extent they are deemed to be uncollectible. The appropriateness of the allowance for loan losses is dependent upon management’s estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. The estimates are reviewed periodically and adjustments, if any, are recorded in the provision for loan losses in the periods in which the adjustments become known.

Interest income is recognized on an accrual basis except when collectability is in doubt. When loans are placed on a non-accrual basis, generally when the loan is 90 days past due, previously accrued but unpaid interest is reversed from income. If the ultimate collectability of a loan is in doubt and the loan is placed in nonaccrual status, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, the Company returns a loan to accrual status when all delinquent interest and principal becomes current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.

All impaired loans are valued at the present value of expected future cash flows discounted at the loan’s initial effective interest rate. The fair value of the collateral of an impaired collateral-dependent loan or an observable market price, if one exists, may be used as an alternative to discounting. If the value of the impaired loan is less than the recorded investment in the loan, the impaired amount is charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans include all loans which are on non-accrual, delinquent as to principal and interest for 90 days or greater or restructured in a troubled debt restructuring involving a modification of terms. All non-accruing loans are reviewed for impairment on an individual basis.

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of the loan balances. The Company evaluates all loan modifications and if the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan that the Company would not otherwise consider, the modified loan is considered a troubled debt restructuring (TDR) and classified as an impaired loan. If the TDR loan was performing (accruing) prior to the modification, it typically will remain accruing after the modification as long as it continues to perform according to the modified terms. If the TDR loan was non-performing (non-accruing) prior to the modification, it will remain non-accruing after the modification for a minimum of six months. If the loan performs according to the modified terms for a minimum of six months, it typically will be returned to accruing status. In general, there are two conditions in which a TDR loan is no longer considered to be a TDR and potentially not classified as impaired. The first condition is whether the loan is refinanced with terms that reflect normal terms for the type of credit involved. The second condition is whether the loan is repaid or charged off.

Mortgage Servicing Rights

Mortgage Servicing Rights    Mortgage servicing rights are capitalized at fair value and amortized in proportion to, and over the period of, estimated net servicing income. The Company evaluates its capitalized mortgage servicing rights for impairment each quarter. Loan type and note rate are the predominant risk characteristics of the underlying loans used to stratify capitalized mortgage servicing rights for purposes of measuring impairment. Any impairment is recognized through a valuation allowance.

Real Estate, net

Real Estate, net    Real estate acquired through loan foreclosure is initially recorded at the lower of the related loan balance or the fair value less estimated selling costs. Valuations are reviewed quarterly by management and an allowance for losses is established if the carrying value of a property exceeds its fair value less estimated selling costs.

Premises and Equipment

Premises and Equipment    Land is carried at cost. Office buildings, improvements, furniture and equipment are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over estimated useful lives of 5 to 40 years for office buildings and improvements and 3 to 10 years for furniture and equipment.

Assets and Deposits Held for Sale

Assets and Deposits Held for Sale    In the fourth quarter of 2011, the Bank entered into a definitive purchase and assumption agreement to sell certain assets and the deposits of its Toledo, Iowa branch. Until the consummation of the sale, which was completed in the first quarter of 2012, these assets and deposits were reported as held for sale and carried at the lower of their cost basis or estimated fair market value.

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of    The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Stock Based Compensation	Stock Based Compensation The Company recognizes the grant-date fair value of stock option and restricted stock awards issued as compensation expense, amortized over the vesting period.
Employee Stock Ownership Plan (ESOP)

Employee Stock Ownership Plan (ESOP)    The Company has an ESOP that borrowed funds from the Company and purchased shares of HMN common stock. The Company makes quarterly principal and interest payments on the ESOP loan. As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASC 718, Employers’ Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders’ equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Income Taxes

Income Taxes    Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is required to be recognized if it is “more likely than not” that the deferred tax asset will not be realized. The determination of the realizability of the deferred tax asset is subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence regarding the ultimate realizability of deferred tax assets.

Preferred Stock Dividends and Discount

Preferred Stock Dividends and Discount    The proceeds received from the preferred stock and warrant issued to the U.S. Treasury were allocated between the preferred stock and the warrant based on their relative fair values at the time of issuance in accordance with the requirements of ASC 470, Accounting for Convertible Debt Issued with Stock Purchase Warrants. Because of the increasing rate dividend feature of the preferred shares, the discount on the warrant is amortized using the constant effective yield method over the five year period preceding the scheduled rate increase on the preferred stock in accordance with the requirements of ASC 505.

Earnings (Loss) per Share

Earnings (Loss) per Share    Basic earnings (loss) per common share excludes dilution and is computed by dividing the income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Options and restricted stock awards are excluded from the earnings (loss) per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share.

Comprehensive Income (Loss)

Comprehensive Income (Loss)    Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events from nonowner sources. Comprehensive income (loss) is the total of net income (loss) and other comprehensive income (loss), which for the Company is comprised of unrealized gains and losses on securities available for sale.

Segment Information

Segment Information    The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations made in preparing an enterprise’s general-purpose financial statements and allocations of revenues, expenses and gains or losses are included in determining reported segment profit or loss if they are included in the measure of the segment’s profit or loss that is used by the chief operating decision maker. Similarly, only those assets that are included in the measure of the segment’s assets that are used by the chief operating decision maker are reported for that segment.

New Accounting Pronouncements

New Accounting Pronouncements    In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements. Topic 860, Transfers and Servicing, which prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred assets. The amendments in this ASU removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. This ASU was effective for the first interim or annual period beginning on or after December 15, 2011 and was applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this ASU change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements in order to improve consistency in wording between U.S. GAAP and IFRS. This ASU was effective for interim or annual period beginning on or after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the disclosures relating to fair value measurements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. Previously, U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. The first two options were to present this information in a single continuous statement of comprehensive income or in two separate but consecutive statements. The third option, which was used by the Company, was to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminated the third option and therefore the Company had to adopt one of the two remaining methods for presentation. This ASU was effective for fiscal years, and interim periods beginning after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

In September 2011, the FASB issued ASU 2011-09, Compensation — Retirement Benefits — Multiemployer Plans (Subtopic 715-80). The amendments in this ASU required additional disclosures about an employer’s participation in a multiemployer plan. For public entities, such as HMN, this ASU was effective for annual periods for fiscal years ending after December 15, 2011. The adoption of this ASU in the fourth quarter of 2011 did not have a material impact on the Company’s consolidated financial statements. The presentation of the additional disclosures relating to the multiemployer retirement plan (sponsored by the Financial Institutions Retirement Fund (FIRF)) in which the Company participates is included in Note 13 of this report.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210). The objective of this ASU is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of rights of setoff associated with an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU in the first quarter of 2013 is not expected to have any impact on the Company’s consolidated financial statements as it had no outstanding rights of setoff.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220). The amendments in this ASU supersede certain pending paragraphs in ASU 2011-5, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in ASU 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The amendments will be temporary to allow the Board time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

In December 2012, the FASB issued for public comment its proposal to improve financial reporting about expected credit losses on loans and other financial assets held by banks, financial institutions and other public and private organizations. The proposed ASU, Financial Instruments — Credit Losses, proposes a new accounting model intended to require more timely recognition of credit losses, while also providing additional transparency about credit risk. Stakeholders have been asked to review and provide comments to the FASB on the proposal by April 30, 2013.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210). The objective of this ASU is to clarify that the scope of ASU 2011-11, Balance Sheet (Topic 210), applies to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. This ASU is the final version of proposed ASU 2011-11, Balance Sheet (Topic 210) which has been deleted. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU in the first quarter of 2013 is not anticipated to have any impact on the Company’s consolidated financial statements as it currently has no outstanding rights of setoff.

In February 2013, the FASB issued ASU 2013-02, Other Comprehensive Income (Topic 220). The amendments in the ASU supersede and replace the presentation requirements of reclassifications out of accumulated other comprehensive income in ASU’s 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments require an entity to provide additional information about reclassifications out of accumulated other comprehensive income. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this ASU in the first quarter of 2013 is not anticipated to have a material impact on the Company’s consolidated financial statements.

Derivative Financial Instruments

Derivative Financial Instruments    The Company uses derivative financial instruments in order to manage the interest rate risk on residential loans held for sale and its commitments to extend credit for residential loans. The Company may also from time to time use interest rate swaps to manage interest rate risk. Derivative financial instruments include commitments to extend credit and forward mortgage loan sales commitments.

Derivative Instruments and Hedging Activities

The Company originates and purchases single-family residential loans for sale into the secondary market and enters into commitments to sell or securitize those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accounts for its commitments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities.

The Company had commitments outstanding to extend credit to future borrowers that had not closed prior to the end of the year, which is referred to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary market. The commitments to originate and sell loans are derivatives that are recorded at fair value. As a result of marking these derivatives to fair value for the period ended December 31, 2012, the Company recorded an increase in other liabilities of $3,000, a decrease in other assets of $2,000 and a net loss on the sales of loans of $5,000.

As of December 31, 2012, the current commitments to sell loans held for sale are derivatives that do not qualify for hedge accounting. The loans held for sale that are not hedged are recorded at the lower of cost or market. As a result of marking these loans, the Company recorded no increase/decrease in loans held for sale and in other assets, a decrease in other liabilities of $58,000, and a net gain on the sales of loans $58,000.

Fair Value Measurements

ASC 820, Fair Value Measurements, establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system consisting of three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets that the Company has the ability to access.

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market and are used only to the extent that observable inputs are not available. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Fair Values of Financial Instruments

ASC 825, Disclosures about Fair Values of Financial Instruments, requires disclosure of estimated fair values of the Company’s financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of December 31, 2012 and 2011 based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not been considered in any of the estimates.

The estimated fair value of the Company’s financial instruments are shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.